Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 8,220	$ 3,846	$ 5,521
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized holding gains (losses) during period	(2,051)	1,122	(3,271)
Reclassification adjustments for losses (gains) included in net income	6	2	(158)
Other comprehensive income (loss), before income taxes	(2,045)	1,124	(3,429)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(429)	382	(1,166)
Other comprehensive income (loss)	(1,616)	742	(2,263)
COMPREHENSIVE INCOME	$ 6,604	$ 4,588	$ 3,258